INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) In Millions, unless otherwise specified	12 Months Ended											8 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended			4 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 MTS Belarus, an associated company of the Group RUB	Dec. 31, 2012 MTS Belarus, an associated company of the Group RUB	Dec. 31, 2013 Intellect Telecom RUB	Dec. 31, 2012 Intellect Telecom RUB	Mar. 31, 2011 Intellect Telecom USD ($)	Mar. 31, 2011 Intellect Telecom RUB	Nov. 30, 2010 Intellect Telecom USD ($)	Nov. 30, 2010 Intellect Telecom RUB	Dec. 31, 2012 Stream RUB	Dec. 31, 2013 Stream RUB	Apr. 30, 2013 MTS Bank RUB	Dec. 31, 2013 MTS Bank RUB	Sep. 30, 2012 MTS Bank Loans receivable RUB	Apr. 30, 2013 MTS Bank MTS OJSC	Sep. 30, 2013 Nedvizhimost	Dec. 31, 2013 Nedvizhimost RUB
Schedule of Equity Method Investments
Equity investment				5,013	5,019	163	287					226	231		5,476				410
Advances to associates															2,100
Total investments in and advances to associates	13,393	5,532
Equity method ownership interest acquired								6.14%	6.14%	43.80%	43.80%			25.10%
Amount of acquired equity method investment								0.8	23.9	12.4	378.5			5,089.0
Ownership interest in equity investment (as a percent)														26.30%			1.20%
Ownership interest by MTS OJSC (as a percent)																	1.67%
Term of subordinated loan																10 years
Amount of subordinated loan provided																2,100
Interest rate, subordinated loan provided (as a percent)																8.80%
Percentage of ownership acquired								49.95%	49.95%
Financial position and results of operations
Total current assets				5,867	4,229	140	89					381	485						313
Total non-current assets				6,539	6,517	483	484					265	214						749
Total assets				12,406	10,746	623	573					646	699		224,446				1,062
Total current liabilities				(3,161)	(1,629)	(267)	(141)					(154)	(206)						(181)
Total non-current liabilities						(14)	(9)												(50)
Total liabilities				(3,161)	(1,629)	(281)	(150)					(154)	(206)		(201,077)				(231)
Noncontrolling interest															(1,924)
Revenue				(14,310)	(11,197)	(357)	(182)					(60)	(738)						(13)
Gross (profit)/loss				(10,271)	(8,055)	(66)	45					84	(253)						(8)
Total interest income															(18,266)
Total interest expense															7,737
Operating profit															(1,036)
Net (income) / loss				(4,649)	(2,109)	81	159					188	(9)		(868)				(5)
Ownership interest sold (as a percent)																		51.00%
Total earnings or losses of associates	2,472	869	1,430